Income Tax Expense (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Tax Expense [Line Items]
Deferred tax assets	$ 12,449	$ 34,270	$ 34,270
Deferred tax liabilities	$ 1,972,642
Statutory reserve [member]
Income Tax Expense [Line Items]
Percentage of income tax rates	21.00%
United States [Member]
Income Tax Expense [Line Items]
Percentage of income tax rates	25.00%
Cayman Islands [Member]
Income Tax Expense [Line Items]
Percentage of income tax rates	0.00%
Australia [Member]
Income Tax Expense [Line Items]
Percentage of income tax rates			30.00%
Income tax rates		30.00%